ACCOUNTS RECEIVABLE, NET OF PROVISION FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET OF PROVISION FOR DOUBTFUL ACCOUNTS
ACCOUNTS RECEIVABLE, NET OF PROVISION FOR DOUBTFUL ACCOUNTS

3.ACCOUNTS RECEIVABLE, NET OF PROVISION FOR DOUBTFUL ACCOUNTS

The Company records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis. Accounts receivable, net of provision for doubtful accounts consist of the following:

	December 31,	December 31,
	2020	2019
Accounts receivable	$69,857,239	$57,084,540
Less: provision for doubtful accounts	(4,702,394)	(2,460,780)
Accounts receivable, net of provision for doubtful accounts	$65,154,845	$54,623,760

Provisions for doubtful accounts of accounts receivable were $1,960,604,  $1,561,805 and $630,980 for the years ended December 31, 2020, 2019 and 2018, respectively.

Movement of allowance for doubtful accounts was as follows:

	December 31,	December 31,
	2020	2019
Balance at beginning of the year	$2,460,780	$924,236
Charge to expenses	1,960,604	1,561,805
Foreign exchange loss (gain)	281,010	(25,261)
Balance at end of the year	$4,702,394	$2,460,780